SCHEDULE OF NET OPERATING LOSS CARRYFORWARDS (Details)	Dec. 31, 2024 USD ($)
Tax Credit Carryforward [Line Items]
Total	$ 16,113,739
Tax Year 2025 [Member]
Tax Credit Carryforward [Line Items]
Total
Tax Year 2026 ]Member]
Tax Credit Carryforward [Line Items]
Total	525,460
Tax Year 2027 [Member]
Tax Credit Carryforward [Line Items]
Total	3,737,544
Tax Year 2028 [Member]
Tax Credit Carryforward [Line Items]
Total	3,885,215
Tax Year 2029 [Member]
Tax Credit Carryforward [Line Items]
Total	$ 7,965,520